Accounts Receivable (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable [Abstract]
Accounts receivable-margin clients	$ 7,556,557	$ 4,367,417
Less: Allowance for doubtful accounts
Accounts receivable- margin clients, net	7,556,557	4,367,417
Accounts receivable-others	14,414,318	12,048,306
Less: Allowance for doubtful accounts	(3,371)	(40,592)
Accounts receivable-others, net	$ 14,410,947	$ 12,007,714